PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 53.5%
38,807  Health Care Select
Sector SPDR Fund
$ 5,666,210
1.0
2,117,778  Schwab U.S. TIPS
ETF
56,947,051
10.2
198,121  Vanguard Long-Term
Treasury ETF
11,413,751
2.0
4,172,056
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
202,640,515
36.3
619,849  Xtrackers USD High
Yield Corporate Bond
ETF
22,407,541
4.0
Total Exchange-Traded
Funds
(Cost $303,394,691)
299,075,068
53.5
MUTUAL FUNDS: 46.3%
Affiliated Investment Companies: 46.3%
4,823,971  Voya Short Duration
Bond Fund - Class R6
45,200,606
8.1
3,019,465  Voya U.S. Bond Index
Portfolio - Class I
27,446,939
4.9
1,402,824  Voya VACS Index
Series Emerging
Markets Portfolio
16,497,209
3.0
3,454,235  Voya VACS Index
Series I Portfolio
41,036,316
7.3
1,375,640  Voya VACS Index
Series MC Portfolio
16,452,650
3.0
8,026,208  Voya VACS Index
Series S Portfolio
111,965,608
20.0
Total Mutual Funds
(Cost $229,526,578)
258,599,328
46.3
Total Long-Term
Investments
(Cost $532,921,269)
557,674,396
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.2%
Mutual Funds: 0.2%
1,118,004
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
1,118,004
0.2
Total Short-Term
Investments
(Cost $1,118,004)
1,118,004
0.2
Total Investments in
Securities
(Cost $534,039,273) $ 558,792,400 100.0
Assets in Excess of
Other Liabilities 182,092 0.0
Net Assets $ 558,974,492 100.0
(1)
Investment in affiliate.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 299,075,068 $ — $ — $ 299,075,068
Mutual Funds 258,599,328 — — 258,599,328
Short-Term Investments 1,118,004 — — 1,118,004
Total Investments, at fair value $ 558,792,400 $ — $ — $ 558,792,400
Other Financial Instruments+
Futures 35 — — 35
Total Assets $ 558,792,435 $ — $ — $ 558,792,435
Liabilities Table
Other Financial Instruments+
Futures $ (45,885) $ — $ — $ (45,885)
Total Liabilities $ (45,885) $ — $ — $ (45,885)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 52,767,903 $ 868,408 $ (8,545,002) $ 109,297 $ 45,200,606 $ 574,648 $ 103,544 $ —
Voya U.S. Bond Index Portfolio -
Class I
26,662,001 17,323,996 (17,228,129) 689,071 27,446,939 230,820 (352,449) —
Voya VACS Index Series Emerging
Markets Portfolio
17,090,876 108,030 (1,238,613) 536,916 16,497,209 — 156,805 —
Voya VACS Index Series I Portfolio
42,968,463 270,076 (4,776,723) 2,574,500 41,036,316 — 908,439 —
Voya VACS Index Series MC
Portfolio
16,337,341 1,568,412 (700,219) (752,884) 16,452,650 — 179,281 —
Voya VACS Index Series S
Portfolio
111,660,769 11,294,116 (4,089,025) (6,900,252) 111,965,608 — 1,883,699 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
215,552,128 — (15,837,150) 2,925,537 202,640,515 2,685,093 (450,023) —
$ 483,039,481 $ 31,433,038 $ (52,414,861) $ (817,815) $ 461,239,843 $ 3,490,561 $ 2,429,296 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 27 06/20/25 $ 2,736,585 $ (45,885)
$ 2,736,585 $ (45,885)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution Income Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note (14) 06/30/25 $ (2,900,406) $ 35
$ (2,900,406) $ 35
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 31,204,596
Gross Unrealized Depreciation (6,451,469)
Net Unrealized Appreciation $ 24,753,127